EMPLOYEE BENEFIT PLANS PART 2 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Total Other SE [Member]	Dec. 31, 2010 Total SE Consolidated [Member] Southern California Gas Company [Member]	Dec. 31, 2011 Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Sempra Energy Other Postretirement Benefit Plans [Member]	Dec. 31, 2011 All Other Postretirement Benefit Plans [Member]	Dec. 31, 2010 All Other Postretirement Benefit Plans [Member]	Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Pension Benefits		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Pension Benefits		Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Other Postretirement Benefits		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Other Postretirement Benefits		Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits
Dec. 31, 2011
Equity Securities, Domestic Large-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Equity Securities, Domestic Large-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																										Dec. 31, 2011 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Pension Benefits		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Pension Benefits		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Other Postretirement Benefits		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Other Postretirement Benefits		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits
Dec. 31, 2011
Equity Securities, Domestic Mid-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Equity Securities, Domestic Mid-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																										Dec. 31, 2011 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Pension Benefits		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Pension Benefits		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2009 Equity Securities, Domestic Small-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Other Postretirement Benefits		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Other Postretirement Benefits		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits
Dec. 31, 2011
Equity Securities, Domestic Small-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Equity Securities, Domestic Small-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																										Dec. 31, 2011 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Domestic Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Foreign Emerging Market Funds [Member] Pension Benefits	Dec. 31, 2010 Equity Securities, Foreign Emerging Market Funds [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Emerging Market Funds [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Emerging Market Funds [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Emerging Market Funds [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Emerging Market Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits
Dec. 31, 2010
Equity Securities, Foreign Emerging Market Funds [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Pension Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
Dec. 31, 2010 Equity Securities, Foreign Emerging Market Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]
Dec. 31, 2010
Equity Securities, Foreign Emerging Market Funds [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																							Dec. 31, 2010 Equity Securities, Foreign Emerging Market Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Broad Market Fund [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Equity Securities, Broad Market Fund [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Pension Benefits	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Pension Benefits	Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Other Postretirement Benefits	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Other Postretirement Benefits	Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits	Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits
Dec. 31, 2011
Equity Securities, Foreign Large-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Equity Securities, Foreign Large-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																		Dec. 31, 2011 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Pension Benefits	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Pension Benefits	Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Other Postretirement Benefits	Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits	Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits
Dec. 31, 2011
Equity Securities, Foreign Mid-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Equity Securities, Foreign Mid-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																																								Dec. 31, 2011 Equity Securities, Foreign Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Mid-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Pension Benefits	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Pension Benefits	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Other Postretirement Benefits	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Other Postretirement Benefits	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits
Dec. 31, 2011
Equity Securities, Foreign Small-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Equity Securities, Foreign Small-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																																																																Dec. 31, 2011 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Small-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Preferred Large-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Foreign Preferred Large-Cap [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Foreign Preferred Large-Cap [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Preferred Large-Cap [Member] Pension Benefits Southern California Gas Company [Member]
Dec. 31, 2011
Equity Securities, Foreign Preferred Large-Cap [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Pension Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																																																																							Dec. 31, 2011 Equity Securities, Foreign Preferred Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Equity Securities, Foreign Preferred Large-Cap [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Foreign Preferred Small-Cap [Member]	Dec. 31, 2011 Equity Securities, Foreign Preferred Small-Cap [Member] Pension Benefits	Dec. 31, 2010 Equity Securities, Foreign Preferred [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Registered Investment Company [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Registered Investment Company [Member] Pension Benefits	Dec. 31, 2011 Equity Securities, Registered Investment Company [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Registered Investment Company [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Equity Securities, Registered Investment Company [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Registered Investment Company [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Equity Securities, Registered Investment Company [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Equity Securities, Registered Investment Company [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits	Dec. 31, 2011 Equity Securities, Registered Investment Company [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]
Dec. 31, 2011
Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Equity Securities, Registered Investment Company [Member]
Defined Benefit Plan, Fair Value Inputs, Level 1 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																																																																																							Dec. 31, 2011 Equity Securities, Registered Investment Company [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 US Treasury Securities [Member] Pension Benefits	Dec. 31, 2010 US Treasury Securities [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 US Treasury Securities [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 US Treasury Securities [Member] Other Postretirement Benefits	Dec. 31, 2010 US Treasury Securities [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 US Treasury Securities [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 US Treasury Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits	Dec. 31, 2010 US Treasury Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 US Treasury Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 US Treasury Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits	Dec. 31, 2010 US Treasury Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 US Treasury Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 US Government Agencies Debt Securities [Member] Pension Benefits	Dec. 31, 2010 US Government Agencies Debt Securities [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 US Government Agencies Debt Securities [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 US Government Agencies Debt Securities [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 US Government Agencies Debt Securities [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 US Government Agencies Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits	Dec. 31, 2010 US Government Agencies Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 US Government Agencies Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]
Dec. 31, 2010
US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																																																																																																													Dec. 31, 2010 US Government Agencies Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Domestic Municipal Bonds [Member] Pension Benefits	Dec. 31, 2010 Domestic Municipal Bonds [Member] Pension Benefits	Dec. 31, 2011 Domestic Municipal Bonds [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Domestic Municipal Bonds [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Domestic Municipal Bonds [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Domestic Municipal Bonds [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Domestic Municipal Bonds [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Domestic Municipal Bonds [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Domestic Municipal Bonds [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Domestic Municipal Bonds [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits	Dec. 31, 2010 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits	Dec. 31, 2011 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Domestic Municipal Bonds [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member] Pension Benefits	Dec. 31, 2010 Foreign Government Debt Securities [Member] Pension Benefits	Dec. 31, 2011 Foreign Government Debt Securities [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Foreign Government Debt Securities [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Foreign Government Debt Securities [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member] Other Postretirement Benefits	Dec. 31, 2011 Foreign Government Debt Securities [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Foreign Government Debt Securities [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Foreign Government Debt Securities [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits	Dec. 31, 2010 Foreign Government Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits	Dec. 31, 2011 Foreign Government Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Foreign Government Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Foreign Government Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Foreign Government Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits
Dec. 31, 2011
Foreign Government Debt Securities [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Foreign Government Debt Securities [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																																																																																																																																																										Dec. 31, 2011 Foreign Government Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Foreign Government Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Pension Benefits		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Pension Benefits		Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Other Postretirement Benefits		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Other Postretirement Benefits		Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits		Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits
Dec. 31, 2011
Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																																																																																																																																																																																																								Dec. 31, 2011 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Domestic Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Foreign Corporate Debt Securities [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Pension Benefits	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Pension Benefits	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Other Postretirement Benefits	Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits	Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits
Dec. 31, 2011
Foreign Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]

Dec. 31, 2010
Foreign Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																																																																																																																																																																																																																																Dec. 31, 2011 Foreign Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2010 Foreign Corporate Debt Securities [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]	Dec. 31, 2011 Debt Securities, Common Collective Trusts [Member] Pension Benefits		Dec. 31, 2010 Debt Securities, Common Collective Trusts [Member] Pension Benefits		Dec. 31, 2011 Debt Securities, Common Collective Trusts [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Debt Securities, Common Collective Trusts [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Debt Securities, Common Collective Trusts [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Debt Securities, Common Collective Trusts [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Debt Securities, Common Collective Trusts [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Debt Securities, Common Collective Trusts [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Debt Securities, Common Collective Trusts [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Debt Securities, Common Collective Trusts [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits		Dec. 31, 2010 Debt Securities, Common Collective Trusts [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits		Dec. 31, 2011 Debt Securities, Common Collective Trusts [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Debt Securities, Common Collective Trusts [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Debt Securities, Common Collective Trusts [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Debt Securities, Common Collective Trusts [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]
Dec. 31, 2011
Debt Securities, Common Collective Trusts [Member]
Defined Benefit Plan, Fair Value Inputs, Level 2 [Member]
Other Postretirement Benefits
San Diego Gas and Electric Company and Subsidiary [Member]
																																																																																																																																																																																																																																																																																																																																																																																																																																																		Dec. 31, 2011 Debt Securities, Common Collective Trusts [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Debt Securities, Common Collective Trusts [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Private Equity Funds [Member] Pension Benefits		Dec. 31, 2010 Private Equity Funds [Member] Pension Benefits		Dec. 31, 2011 Private Equity Funds [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Private Equity Funds [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Private Equity Funds [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Private Equity Funds [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Private Equity Funds [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Private Equity Funds [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Private Equity Funds [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Private Equity Funds [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2011 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits		Dec. 31, 2010 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits		Dec. 31, 2011 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Private Equity Funds [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits San Diego Gas and Electric Company and Subsidiary [Member]		Dec. 31, 2011 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2010 Total Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits Southern California Gas Company [Member]		Dec. 31, 2011 Total Other Sempra Energy Investment Plan Assets [Member] Pension Benefits		Dec. 31, 2010 Total Other Sempra Energy Investment Plan Assets [Member] Pension Benefits		Dec. 31, 2011 Total Other Sempra Energy Investment Plan Assets [Member] Total Other SE [Member]	Dec. 31, 2010 Total Other Sempra Energy Investment Plan Assets [Member] Total Other SE [Member]	Dec. 31, 2011 Total Other Sempra Energy Investment Plan Assets [Member] Other Postretirement Benefits		Dec. 31, 2010 Total Other Sempra Energy Investment Plan Assets [Member] Other Postretirement Benefits		Dec. 31, 2011 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2010 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2011 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits		Dec. 31, 2010 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits		Dec. 31, 2011 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits		Dec. 31, 2010 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits		Dec. 31, 2011 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits		Dec. 31, 2010 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits		Dec. 31, 2011 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits		Dec. 31, 2010 Total Other Sempra Energy Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits		Dec. 31, 2011 Total Sempra Energy Consolidated Investment Plan Assets [Member] Pension Benefits		Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Pension Benefits		Dec. 31, 2011 Total Sempra Energy Consolidated Investment Plan Assets [Member] Total SE Consolidated [Member]	Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Total SE Consolidated [Member]	Dec. 31, 2011 Total Sempra Energy Consolidated Investment Plan Assets [Member] Other Postretirement Benefits		Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Other Postretirement Benefits		Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Sempra Energy Other Postretirement Benefit Plans [Member]	Dec. 31, 2011 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Pension Benefits		Dec. 31, 2011 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits		Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 1 [Member] Other Postretirement Benefits		Dec. 31, 2011 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits		Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Pension Benefits		Dec. 31, 2011 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits		Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 2 [Member] Other Postretirement Benefits		Dec. 31, 2011 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits		Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Pension Benefits		Dec. 31, 2011 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits		Dec. 31, 2010 Total Sempra Energy Consolidated Investment Plan Assets [Member] Defined Benefit Plan, Fair Value Inputs, Level 3 [Member] Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents														$ 50	[1]	$ 54	[1]	$ 199	[1]	$ 198	[1]	$ 393	[1]	$ 409	[1]	$ 4	[1]	$ 3	[1]	$ 17	[1]	$ 16	[1]	$ 75	[1]	$ 82	[1]	$ 50	[1]	$ 54	[1]	$ 199	[1]	$ 198	[1]	$ 393	[1]	$ 409	[1]	$ 4	[1]	$ 3	[1]	$ 17	[1]	$ 16	[1]	$ 75	[1]	$ 82	[1]	$ 10	[1]	$ 11	[1]	$ 39	[1]	$ 39	[1]	$ 76	[1]	$ 80	[1]	$ 1	[1]	$ 1	[1]	$ 3	[1]	$ 3	[1]	$ 15	[1]	$ 16	[1]	$ 10	[1]	$ 11	[1]	$ 39	[1]	$ 39	[1]	$ 76	[1]	$ 80	[1]	$ 1	[1]	$ 1	[1]	$ 3	[1]	$ 3	[1]	$ 15	[1]	$ 16	[1]	$ 12	[1]	$ 12	[1]	$ 45	[1]	$ 42	[1]	$ 89	[1]	$ 86	[1]	$ 1	[1]	$ 1	[1]	$ 4	[1]	$ 3	[1]	$ 17	[1]	$ 17	[1]	$ 12	[1]	$ 12	[1]	$ 45	[1]	$ 42	[1]	$ 89	[1]	$ 86	[1]	$ 1	[1]	$ 1	[1]	$ 4	[1]	$ 3	[1]	$ 17	[1]	$ 17	[1]	$ 13	$ 46	$ 95	$ 4	$ 19	$ 13	$ 46	$ 95	$ 4	$ 19	$ 220	[2]	$ 220	[2]	$ 32	$ 31	$ 125	$ 108	$ 247	$ 221	$ 2	$ 2	$ 11	$ 8	$ 47	$ 44	$ 32	$ 31	$ 125	$ 108	$ 247	$ 221	$ 2	$ 2	$ 11	$ 8	$ 47	$ 44	$ 7	$ 8	$ 31	$ 25	$ 61	$ 52	$ 1	$ 3	$ 2	$ 12	$ 10	$ 7	$ 8	$ 31	$ 25	$ 61	$ 52	$ 1	$ 3	$ 2	$ 12	$ 10	$ 6	$ 5	$ 22	$ 19	$ 43	$ 39	$ 1	$ 1	$ 2	$ 1	$ 8	$ 8	$ 6	$ 5	$ 22	$ 19	$ 43	$ 39	$ 1	$ 1	$ 2	$ 1	$ 8	$ 8	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1	$ 4	$ 1	$ 8	$ 7	$ 11	$ 2	$ 4	$ 1	$ 8	$ 7	$ 11	$ 2	$ 5	$ 18	$ 36	$ 1	$ 1	$ 7	$ 5	$ 18	$ 36	$ 1	$ 1	$ 7	$ 9	$ 32	$ 65	$ 2	$ 14	$ 9	$ 32	$ 65	$ 2	$ 14	$ 2	$ 2	$ 9	$ 8	$ 18	$ 16	$ 4	[3]	$ 6	[3]	$ 3	$ 3	$ 2	$ 2	$ 9	$ 8	$ 18	$ 16	$ 4	[3]	$ 6	[3]	$ 3	$ 3	$ 5	$ 2	$ 25	$ 9	$ 49	$ 18	$ 1	$ 2	$ 1	$ 9	$ 3	$ 5	$ 2	$ 25	$ 9	$ 49	$ 18	$ 1	$ 2	$ 1	$ 9	$ 3	$ 36	[4]	$ 31	[4]	$ 139	[4]	$ 111	[4]	$ 275	[4]	$ 227	[4]	$ 4	[4]	$ 3	[4]	$ 12	[4]	$ 9	[4]	$ 52	[4]	$ 45	[4]	$ 36	[4]	$ 31	[4]	$ 139	[4]	$ 111	[4]	$ 275	[4]	$ 227	[4]	$ 4	[4]	$ 3	[4]	$ 12	[4]	$ 9	[4]	$ 52	[4]	$ 45	[4]	$ 48	$ 12	$ 9	$ 33	$ 96	$ 67	$ 1	$ 4	$ 2	$ 18	$ 14	$ 12	$ 9	$ 48	$ 33	$ 96	$ 67	$ 1	$ 4	$ 2	$ 18	$ 14	$ 6	[5]	$ 3	[5]	$ 23	[5]	$ 6	[5]	$ 46	[5]	$ 13	[5]	$ 2	[6]	$ 308	[7]	$ 77	[7]	$ 6	[5]	$ 3	[5]	$ 23	[5]	$ 6	[5]	$ 46	[5]	$ 13	[5]	$ 2	[6]	$ 308	[7]	$ 77	[7]	$ 3	[8]	$ 2	[8]	$ 7	[8]	$ 8	[8]	$ 16	[8]	$ 17	[8]	$ 1	[8]	$ 1	[8]	$ 3	[8]	$ 3	[8]	$ 1	[8]	$ 1	[8]	$ 2	[8]	$ 2	[8]	$ 7	[8]	$ 8	[8]	$ 15	[8]	$ 17	[8]	$ 1	[8]	$ 1	[8]	$ 3	[8]	$ 3	[8]	$ 717	[9]	$ 703	[10]	$ 1,418	[11]	$ 1,442	[12]	$ 72	[13]	$ 70	[14]	$ 569	[15]	$ 582	[15]	$ 466	[9]	$ 450	[10]	$ 919	[11]	$ 924	[12]	$ 47	[13]	$ 45	[14]	$ 176	[15]	$ 184	[15]	$ 244	[9]	$ 245	[10]	$ 484	[11]	$ 501	[12]	$ 24	[13]	$ 24	[14]	$ 390	[15]	$ 395	[15]	$ 7	[9]	$ 8	[10]	$ 15	[11]	$ 17	[12]	$ 1	[13]	$ 1	[14]	$ 3	[15]	$ 3	[15]	$ 183	[16]	$ 197	[17]			$ 15	[18]	$ 13	[19]	$ 120	[16]	$ 126	[17]	$ 9	[18]	$ 10	[19]	$ 61	[16]	$ 69	[17]	$ 6	[18]	$ 3	[19]	$ 2	[16]	$ 2	[17]	$ 2,318	[20]	$ 2,342	[20]			$ 656	[21]	$ 665	[22]		$ 1,505	[20]	$ 1,500	[20]	$ 232	[21]	$ 239	[22]	$ 789	[20]	$ 815	[20]	$ 420	[21]	$ 422	[22]	$ 24	[20]	$ 27	[20]	$ 4	[21]	$ 4	[22]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	4	4	9			8	36	29	86	50	122		2																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																									1																														14	12					81
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets	9	6			7		2		3			1																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																											12
Transfers Receivable, Excluded From Fair Value of Defined Benefit Plan Assets			$ 16	$ 6

[1]	Investments in common stock of domestic corporations stratified according to the MSCI 2500 index.
[2]	A passively managed broad market fund held in SoCalGas PBOP plan trusts.
[3]	Bonds of California municipalities held in SDG&E PBOP plan trusts.
[4]	Investment-grade bonds of U.S. issuers from diverse industries.
[5]	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
[6]	Investment in common/collective trusts held in PBOP plan VEBA trusts.
[7]	Investments in common/collective trusts held in PBOP plan VEBA trusts.
[8]	Investments in venture capital and real estate funds.
[9]	Excludes cash and cash equivalents of $4 million and $9 million of transfers payable to other plans.
[10]	Excludes cash and cash equivalents of $4 million and transfers receivable from other plans of $6 million.
[11]	Excludes cash and cash equivalents of $9 million and transfers receivable from other plans of $16 million.
[12]	Excludes cash and cash equivalents of $8 million and transfers receivable from other plans of $6 million.
[13]	Excludes cash and cash equivalents of $36 million, all of which is held in SDG&E PBOP plan trusts, and transfers payable to other plans of $2 million.
[14]	Excludes cash and cash equivalents of $29 million, all of which is held in SDG&E PBOP plan trusts.
[15]	Excludes cash and cash equivalents of $86 million, all of which is held in SoCalGas PBOP plan trusts, and transfers receivable from other plans of $3 million.
[16]	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.
[17]	Excludes transfers payable to other plans of $12 million.
[18]	Excludes transfers payable to other plans of $1 million.
[19]	Excludes cash and cash equivalents of $2 million.
[20]	Excludes cash and cash equivalents of $14 million and $12 million at December 31, 2011 and 2010, respectively.
[21]	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E PBOP plan trusts, respectively.
[22]	Excludes cash and cash equivalents of $81 million, $50 million and $29 million of which is held in SoCalGas and SDG&E PBOP plan trusts, respectively.